Organization and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Going Concern

Going Concern

The Company has incurred significant losses and has negative cash flows from operations. As of December 31, 2018, the Company had an accumulated deficit of $126.9 million. Management expects to continue to incur additional substantial losses in the foreseeable future.

As of December 31, 2018, the Company had cash and cash equivalents of $39.6 million, which are available to fund future operations. The Company will need to raise additional capital to support the commercialization of its products and research and development activities. The Company’s activities are subject to significant risks and uncertainties, including the market acceptance of the Company’s products and the timing and extent of spending on research and development.

The Company believes that its cash and cash equivalents as of December 31, 2018, together with available borrowings under a revolving line of credit, will not be sufficient for the Company to continue as a going concern for at least one year from the issuance date of its consolidated financial statements. The Company believes that this raises substantial doubt about its ability to continue as a going concern. As a result, the Company will be required to raise additional capital from the sale of common stock or convertible preferred stock or the issuance of debt. However, no assurance can be given as to whether additional needed financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, the Company may be required to curtail planned activities to significantly reduce its operating expenses. Failure to manage discretionary spending or raise additional financing, as needed, may adversely impact the Company’s ability to achieve its intended business objectives and have an adverse effect on its results of operations and future prospects.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expense during the reporting period. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to the valuation of inventory, the fair value of common stock, the fair value of preferred stock warrant liabilities, the fair value of stock options, recoverability of the Company’s net deferred tax assets, and related valuation allowance and certain accruals. The Company evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts those estimates and assumptions when facts and circumstances dictate. Actual results could materially differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Restricted cash as of September 30, 2019 and December 31, 2018 relates to a letter of credit established for a lease entered into in May 2018 and is recorded as other assets on the condensed consolidated balance sheets.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same amounts shown in the condensed consolidated statements of cash flows:

	December 31, 2018	September 30, 2019
	(in thousands)
Cash and cash equivalents	$39,643	$39,452
Restricted cash	450	450

Total cash, cash equivalents, and restricted cash	$40,093	$39,902

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	December 31,
	2017	2018
	(in thousands)
Cash and cash equivalents	$51,923	$39,643
Restricted cash	—	450

Total cash, cash equivalents, and restricted cash	$51,923	$40,093

Restricted cash as of December 31, 2018 relates to a letter of credit established for a lease entered into in May 2018 and is recorded as other assets on the consolidated balance sheets.

Short-Term Investments

Short-Term Investments

Short-term investments have been classified as available-for-sale and are carried at estimated fair value based upon quoted market prices or pricing models for similar securities. The Company determines the appropriate classification of its investments in debt securities at the time of purchase. Available-for-sale securities with original maturities beyond three months at the date of purchase are classified as current based on their availability for use in current operations.

Unrealized gains and losses are excluded from earnings and are reported as a component of comprehensive loss. The Company periodically evaluates whether declines in fair values of its marketable securities below their book value are other-than-temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss as well as the Company’s ability and intent to hold the marketable security until a forecasted recovery occurs. Additionally, the Company assesses whether it has plans to sell the security or it is more likely than not it will be required to sell any marketable securities before recovery of its amortized cost basis. Realized gains and losses and declines in fair value judged to be other than temporary, if any, on marketable securities are included in other income, net. The cost of investments sold is based on the specific-identification method. Interest on marketable securities is included in other income, net.

Short-Term Investments

Short-term investments have been classified as available-for-sale and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. The Company determines the appropriate classification of its investments in debt securities at the time of purchase. Available-for-sale securities with original maturities beyond three months at the date of purchase are classified as current based on their availability for use in current operations.

Unrealized gains and losses are excluded from earnings and are reported as a component of comprehensive loss. The Company periodically evaluates whether declines in fair values of its marketable securities below their book value are other-than-temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss as well as the Company’s ability and intent to hold the marketable security until a forecasted recovery occurs. Additionally, the Company assesses whether it has plans to sell the security or it is more likely than not it will be required to sell any marketable securities before recovery of its amortized cost basis. Realized gains and losses and declines in fair value judged to be other than temporary, if any, on marketable securities are included in other income, net. The cost of investments sold is based on the specific-identification method. Interest on marketable securities is included in other income, net.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents, restricted cash, investments and trade receivables. Risks associated with cash, cash equivalents and restricted cash are mitigated by banking with creditworthy institutions and the Company’s investments have investment grade ratings when purchased. The Company performs ongoing evaluations of its customers and generally does not require collateral.

Concentration of Customers

Concentration of Customers

For the year ended December 31, 2017, one customer accounted for 19% of the Company’s revenue. For the year ended December 31, 2108, there were no customers which accounted for more than 10% of the Company’s revenue. There were no customers which accounted for more than 10% of the Company’s accounts receivable as of December 31, 2017 and 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Management believes that its term notes bear interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 – Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 – Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Fair Value of Financial Instruments

The Company’s cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Management believes that its term notes bear interest at the prevailing market rates for instruments with similar characteristics; accordingly, the carrying value of this instrument approximates its fair value.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines the fair value of its financial instruments based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 – Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3 – Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at invoice value, net of any allowance for doubtful accounts. Estimates of the allowance for doubtful accounts are determined based on existing contractual payment terms, historical payment patterns of customers and individual customer circumstances. The allowance for doubtful accounts was $76,000 as of December 31, 2018 and the Company recognized accounts receivable write-offs in the amount of $1,000 for the year ended December 31, 2018. There was no allowance for doubtful accounts recorded and no accounts receivable write-offs recognized as of and for the year ended December 31, 2017.

Inventory

Inventory

Inventory is stated at the lower of standard cost (which approximates actual cost on a first-in, first-out basis) and net realizable value. Inventory costs include direct materials, direct labor and normal manufacturing overhead. Prior to achieving normal capacity, excess capacity costs are expensed in cost of product revenue as period costs. Finished goods that are used for research and development are expensed as consumed. Provisions for slow-moving, excess or obsolete inventories are recorded when required to reduce inventory values to their estimated net realizable values based on product life cycle, development plans, product expiration or quality issues.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years. Leasehold improvements are amortized over the lesser of their useful life or the remaining life of the lease. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized. Maintenance and repairs are charged to operations as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount to the future net undiscounted cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. The Company has not identified any such impairment losses to date.

Convertible Preferred Stock Warrant Liability

Convertible Preferred Stock Warrant Liability

The Company has accounted for its freestanding warrants to purchase shares of the Company’s convertible preferred stock as liabilities at fair value upon issuance primarily because the shares underlying the warrants contain contingent redemption features outside the control of the Company. The warrants are subject to re-measurement at each balance sheet date and any change in fair value is recognized as the change in fair value of warrant liability. The carrying value of the warrants will continue to be adjusted until such time as these instruments are exercised, expire or convert into warrants to purchase shares of the Company’s common stock upon the completion of a liquidation event, including the completion of the IPO, which occurred on March 11, 2019. At that time, the preferred stock warrant liability was reclassified to additional paid-in capital, a component of stockholders’ equity (deficit).

Convertible Preferred Stock Warrant Liability

The Company has accounted for its freestanding warrants to purchase shares of the Company’s convertible preferred stock as liabilities at fair value upon issuance primarily because the shares underlying the warrants contain contingent redemption features outside the control of the Company. The warrants are subject to re-measurement at each balance sheet date and any change in fair value is recognized as the change in fair value of warrant liability. The carrying value of the warrants will continue to be adjusted until such time as these instruments are exercised, expire or convert into warrants to purchase shares of the Company’s common stock. At that time, the liabilities will be reclassified to additional paid-in capital, a component of stockholders’ equity (deficit).

Revenue

Revenue

The Company records product revenue primarily from the sale of its IVL catheters. The Company sells its products to hospitals, primarily through direct sales representatives, as well as through distributors in selected international markets. Additionally, a significant portion of the Company’s revenue is generated through a consignment model under which inventory is maintained at hospitals.

Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

For products sold through direct sales representatives, control is transferred upon delivery to customers. For products sold to distributors internationally and certain customers that purchase stocking orders in the United States, control is transferred upon shipment or delivery to the customer’s named location, based on the contractual shipping terms. For consignment inventory, control is transferred at the time the IVL catheters are consumed in a procedure.

The Company generally provides for the use of an IVL generator and connector cable under an agreement to customers at no charge to facilitate use of the IVL catheters. These agreements do not contain contractually enforceable minimum commitments and are generally cancellable by either party with 30 days’ notice.

Revenue

The Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, effective January 1, 2018 using the modified retrospective method. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 605, Revenue Recognition. The adoption of this standard did not have a cumulative effect on opening accumulated deficit as of January 1, 2018, as the timing and measurement of revenue recognition is materially the same under ASC 606 as it was under the prior guidance.

The Company records product revenue primarily from the sale of its IVL catheters. The Company sells its products to hospitals, primarily through direct sales representatives, as well as through distributors in selected international markets. Additionally, a significant portion of the Company’s revenue is generated through a consignment model under which inventory is maintained at hospitals.

Under ASC 605, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. For products sold through direct sales representatives, revenue is recognized upon delivery to customers. For products sold to distributors, revenue is recognized upon transfer of title and risk of loss to the distributor. For consignment inventory, revenue is recognized at the time the catheters are consumed in a procedure.

Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

For products sold through direct sales representatives, control is transferred upon delivery to customers. For products sold to distributors internationally and certain customers that purchase stocking orders in the United States, control is transferred upon shipment or delivery to the customer’s named location, based on the contractual shipping terms. For consignment inventory, control is transferred at the time the catheters are consumed in a procedure.

The Company generally provides for the use of an IVL generator and connector cable under an agreement to customers at no charge to facilitate use of the IVL catheters. These agreements do not contain contractually enforceable minimum commitments and are generally cancellable by either party with 30 days’ notice.

Research and Development Costs		Research and Development Costs Research and development costs, including new product development, regulatory compliance, and clinical research are expensed as incurred.
Accrued Research and Development Costs

Accrued Research and Development Costs

The Company accrues liabilities for estimated costs of research and development activities conducted by its third-party service providers, which include the conduct of preclinical and clinical studies. The estimated costs of research and development activities are recorded based upon the estimated amount of services provided but not yet invoiced, and these costs are included in accrued liabilities on the consolidated balance sheets and within research and development expense on the consolidated statements of operations and comprehensive loss.

These costs are accrued for based on factors such as estimates of the work completed and budget provided and in accordance with agreements established with third-party service providers. Significant judgments and estimates are made in determining the accrued liabilities balance in each reporting period. Accrued liabilities are adjusted as actual costs become known. There have not been any material differences between accrued costs and actual costs incurred since the Company’s inception.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based payments at fair value. The fair value of stock options is measured using the Black-Scholes option-pricing model. For share-based awards that vest subject to the satisfaction of a service requirement, the fair value measurement date for stock-based compensation awards is the date of grant and the expense is recognized on a straight-line basis, over the vesting period. The Company accounts for forfeitures as they occur.

Deferred Offering Costs

Deferred Offering Costs

Offering costs, consisting of legal, accounting, printer and filing fees related to the IPO, are deferred and will be offset against proceeds from the IPO upon the effectiveness of the offering. In the event the offering is terminated, all deferred offering costs will be expensed. As of December 31, 2018, $1.5 million of deferred offering costs were recorded as other assets on the consolidated balance sheet. There were no deferred offering costs recorded as of December 31, 2017.

Defined Contribution Plan

Defined Contribution Plan

The Company has a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax basis. The Company is authorized to make matching contributions but has not made such contributions for the years ended December 31, 2017 and 2018.

Comprehensive Loss		Comprehensive Loss Comprehensive loss is comprised of net loss and changes in unrealized gains and losses on the Company’s available-for-sale investments.
Foreign Currency

Foreign Currency

The functional currency of the Company’s foreign subsidiary is the U.S. Dollar. Accordingly, all monetary assets and liabilities of the subsidiary are remeasured at the current exchange rate at the end of the period, nonmonetary assets and liabilities are remeasured at historical rates, and revenue and expenses are remeasured at average exchange rates during the period. There were net foreign currency transaction gains of $36,000 for the year ended December 31, 2017 and net foreign currency transaction losses of $46,000 for the year ended December 31, 2018.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding for the period, without consideration of potential dilutive shares of common stock. The unvested portion of early exercised stock options are excluded from the computation of weighted-average shares as the continuing vesting of such shares is contingent on the holders’ continued service to the Company. Since the Company was in a loss position for the period presented, basic net loss per share is the same as diluted net loss per share since the effects of potentially dilutive securities are antidilutive.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management makes an assessment of the likelihood that the resulting deferred tax assets will be realized. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s historical operating performance and the recorded cumulative net losses in prior fiscal periods, the net deferred tax assets have been fully offset by a valuation allowance.

The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which judgment occurs. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of provision for income taxes.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined it operates in one segment.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. ASU 2018-07 simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. The Company early adopted this guidance as of January 1, 2018. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Restricted Cash, which amends the classification and presentation of changes in restricted cash or restricted cash equivalents in the consolidated statements of cash flows. The Company adopted this guidance as of January 1, 2018. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases. This new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The Company plans to adopt this accounting standard as of January 1, 2019 using the adoption method defined in ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, in which the new leases standard is not applied in comparative periods presented in the year of adoption. The Company plans to apply a practical expedient to combine lease and non-lease components. The Company is currently in the process of evaluating the impact of the adoption of this new standard on the Company’s consolidated financial statements. We expect that the adoption of this standard will result in the recognition of a right-of-use asset for leased facilities and recognition of a liability for the lease payments remaining on the lease. These changes will be reflected on the consolidated balance sheets.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and applicable rules and regulations of SEC regarding interim financial reporting.

The interim condensed consolidated financial statements are unaudited. The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s consolidated financial position, results of operations and cash flows. The results of operations for the nine months ended September 30, 2019 are not necessarily indicative of the results to be expected for the year ending December 31, 2019 or for any other future annual or interim period. The condensed consolidated balance sheet as of December 31, 2018 included herein was derived from the audited financial statements as of that date. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in the prospectus dated March 6, 2019 (“Prospectus”) that forms a part of the Company’s Registration Statements on Form S-1 (File No. 333-229590), as filed with the SEC pursuant to Rule 424(b)(4) promulgated under the Securities Act of 1933, as amended.

Leases

Leases

The Company adopted Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) using the modified retrospective approach with a cumulative-effect adjustment as of January 1, 2019.

Upon adoption of Topic 842, on January 1, 2019, the Company recorded operating right-of-use assets of $2.9 million and operating lease liabilities of $3.0 million and derecognized the deferred rent liability of $0.1 million. Results for the nine months ended September 30, 2019 are presented under Topic 842. Prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting under previous lease guidance, ASC 840: Leases (Topic 840).

For its long-term operating lease, the Company recognized a right-of-use asset and a lease liability on its condensed consolidated balance sheet. The lease liability is determined as the present value of future lease payments using an estimated rate of interest that the Company would have to pay to borrow equivalent funds on a collateralized basis at the lease commencement date. The right-of-use asset is based on the liability adjusted for any prepaid or deferred rent. The lease term at the commencement date is determined by considering whether renewal options and termination options are reasonably assured of exercise.

Rent expense for the operating lease is recognized on a straight-line basis over the lease term and is included in operating expenses on the condensed consolidated statements of operations and comprehensive loss. Variable lease payments include lease operating expenses.

The Company elected to exclude from its balance sheets recognition of leases having a term of 12 months or less (short-term leases) and elected to not separate lease components and non-lease components for its long-term real estate leases.

Deferred Offering Costs

Deferred Offering Costs

Offering costs, consisting of legal, accounting, printer and filing fees related to the IPO, were deferred until the completion of the IPO. As of December 31, 2018, $1.5 million of deferred offering costs were recorded as other assets on the condensed consolidated balance sheet. In March 2019, upon the closing of the IPO, the deferred costs were offset against the Company’s IPO proceeds.